Segments of Business and Geographic Areas (Details 5) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Sales by geographic area
Total	$ 17,558	$ 17,052	$ 16,475	$ 16,139	$ 16,255	$ 16,005	$ 16,597	$ 16,173	$ 67,224	$ 65,030	$ 61,587
UNITED STATES
Sales by geographic area
Total									29,830	28,908	29,450
Europe [Member]
Sales by geographic area
Total									16,945	17,129	15,510
Western Hemisphere, excluding U.S. [Member]
Sales by geographic area
Total									7,207	6,418	5,550
Asia-Pacific, Africa [Member]
Sales by geographic area
Total									13,242	12,575	11,077
Operating Segments [Member]
Sales by geographic area
Total									$ 67,224	$ 65,030	$ 61,587